Other long-term assets (Tables)	12 Months Ended
Dec. 31, 2022
Other long-term assets
Schedule of other long-term assets

	As of December 31,
	2021	2022
	RMB	RMB
Deposit for investment (Note a)	228,571	—
Long-term accounts receivable (Note b)	394	37
Long-term loan receivables	7,052	2,804
Loans to employees	36,119	30,440
Others	24,584	58,509

Subtotal	296,720	91,790
Allowance for doubt ful accounts:
Balance at beginning of the year	(1,462)	(354)
Reversal	1,108	326
Allowance as of the end of the year	(354)	(28)

Total	296,366	91,762

Notes:

(a)
The Group entered into an agreement to acquire additional 4.43% equity interest in one of the other investments for consideration of RMB 228,571 during the year ended December 31, 2021, subject to completion of certain regulatory registration. Such condition was completed on January 10, 2022,the investment was previously recorded as a deposit for investment as of December 31, 2021 and reclassified to equity method investment in January 2022 as disclosed in Note 10(iv).

(b)
The Group provides consumer financing to certain customers with installment payment terms of up to 24 months. The Group records the consumer financing receivables which are expected to be settled longer
than one year from the balance sheet date as long-term accounts receivables